Significant Accounting Policies - Summary of Reconciled the Class A Ordinary Shares (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering, Shares			28,750,000
Contingently redeemable common stock, Shares	6,104,682		28,750,000	28,750,000
Redemptions of Class A common stock, Shares	(22,645,318)
Gross proceeds from Initial Public Offering			$ 287,500,000	$ 287,500,000
Common stock issuance costs			(6,326,922)	(6,326,922)
Proceeds allocated to public warrants			(12,218,750)	(12,218,750)
Redemptions of Class A common stock	$ (230,129,156)	$ 0
Remeasurement of Class A common stock subject to possible redemption	2,905,703		21,392,680	18,545,672
Contingently redeemable ordinary shares	$ 63,123,555		290,347,008	$ 287,500,000
Remeasurement of Class A common stock subject to possible redemption [Member]
Temporary Equity [Line Items]
Remeasurement of Class A common stock subject to possible redemption			$ 2,847,008